INVENTORY - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Floor plan notes payable
Inventory [Line Items]
Proceeds from new secured debt	$ 407,680
Minimum | Floor plans notes payable - non-trade | Secured Overnight Financing Rate
Inventory [Line Items]
Variable interest rate	7.00%
Minimum | Floor plans notes payable - trade | Secured Overnight Financing Rate
Inventory [Line Items]
Variable interest rate	6.00%
Maximum | Floor plans notes payable - non-trade | Secured Overnight Financing Rate
Inventory [Line Items]
Variable interest rate	16.00%
Maximum | Floor plans notes payable - trade | Secured Overnight Financing Rate
Inventory [Line Items]
Variable interest rate	16.00%